WARRANTS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 07, 2022	Jun. 30, 2022	Mar. 31, 2021	Mar. 31, 2022
Deemed dividend from down round			$ 555,000
Exercise price of warrants	$ 0.08
Warrants issued	500,000		3,700,000
Conversion price	$ 0.12		$ 0.15
Volatility rate	132.00%
Warrants outstanding				3,700,000
Discount rate	1.78%
Fair value of warrants	$ 26,000
Adjustments to additional paid-in capital, warrant issued	$ 21,336
Volatility rate		129.00%
Warrant [Member]
Exercise price of warrants			$ 0.15
Fair value of warrants			$ 303,000
Warrants granted			3,700,000
Fair value of common stock			$ 437,000
Warrants conversion price			$ 0.15
value of warrants			$ 349,605
Warrants descriptions			the Company granted 3,700,000 warrants to four entities as part of the issuance of 740,000 Series A convertible preferred shares.
Total value of warrant			$ 303,000
Proceeds from exercise of warrants			$ 349,605
Maximum [Member] | Warrant [Member]
Exercise price of warrants			$ 0.11
Discount rate			0.16%
Volatility rate			314.49%
Minimum [Member] | Warrant [Member]
Exercise price of warrants			$ 0.08
Discount rate			0.14%
Volatility rate			312.50%
Preferred Stock
Exercise price of warrants			$ 0.08
Discount rate			0.14%
Volatility rate			312.50%